Schedule of Investments (unaudited)	iShares® High Yield Corporate Bond BuyWrite Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	850,787	$66,820,811

Total Investment Companies
(Cost: $64,526,832)		66,820,811

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	690,000	690,000

Total Short-Term Securities — 1.0%
(Cost: $690,000)		690,000

Total Investments Before Options Written — 100.6%
(Cost: $ 65,216,832)		67,510,811

Options Written — (0.6)%
(Premiums Received: $ (256,177))		(378,077)

Total Investments, Net of Options Written — 100.0%
(Cost: $64,960,655)		67,132,734

Liabilities in Excess of Other Assets — 0.0%		(5,742)

Net Assets — 100.0%		$67,126,992

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$260,000	(a)	$—	$—	$—	$690,000	690,000	$13,600	$—
iShares iBoxx $ High Yield Corporate Bond ETF	43,792,221	34,960,881		(15,836,843)	388,768	3,515,784	66,820,811	850,787	2,518,368	—
					$388,768	$3,515,784	$67,510,811		$2,531,968	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	8,507	08/16/24	USD	78.00	USD	66,814	$(378,077)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Corporate Bond BuyWrite Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$66,820,811	$—	$—	$66,820,811
Short-Term Securities
Money Market Funds	690,000	—	—	690,000
	$67,510,811	$—	$—	$67,510,811
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(378,077)	$—	$(378,077)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

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